Jordan K. Thomsen Vice President and Corporate Counsel
The Prudential Insurance Company of America 3 Gateway Center Newark, NJ 07102 (973) 802-4193 Jordan.thomsen@prudential.com
March 31, 2021

Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 3233
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-Effective Amendment No. 5 to Registration Statement on Form S-1 for The Prudential Variable Contract Real Property Account, Registration No. 333-223075

Dear Sir or Madam:
Pursuant to Rule 461, the registrant and principal underwriter for the above referenced registration statement, The Prudential Insurance Company of America and Pruco Securities LLC, respectively, hereby request acceleration of the above referenced Post-Effective Amendment so that it becomes effective no later than April 7, 2021.
Please direct any questions and comments to me at 973-802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President, Corporate Counsel
The Prudential Insurance Company of America

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Assistant Secretary
Pruco Securities, LLC

Via EDGAR